SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
For the three months ended June 30, 2013
	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$17,904,106	$3,554,986	$16,946,378	$6,421,161	9,573,698	$54,400,329

Net income (loss)	$2,898,600	$2,452,706	$5,679,317	$929,277	$2,371,040	$14,330,940

Total assets	$67,526,143	$38,726,053	$120,479,483	$41,542,654	$26,251,321	$294,525,654

For the three months ended June 30, 2012
	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$15,799,765	$2,081,863	$3,684,693	$1,781,966	$-	$25,348,287

Net income (loss)	$8,321,886	$1,117,450	$469,629	$461,438	$(80,381)	$10,290,022

Total assets	$59,793,491	$27,151,644	$71,872,466	$9,791,026	$14,721,073	$183,329,700

	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$42,122,633	$3,554,986	$31,824,277	$14,783,718	17,222,466	$109,508,080

Net income (loss)	$11,053,353	$2,211,567	$9,342,579	$3,369,881	$4,732,332	$30,709,712

Total assets	$67,526,143	$38,726,053	$120,479,483	$41,542,654	$26,251,321	$294,525,654

For the six months ended June 30, 2012

	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$26,894,373	$2,081,863	$9,628,641	$2,723,426	$-	$41,328,303

Net income (loss)	$13,592,472	$1,090,577	$1,035,018	$1,186,596	$(943,177)	$15,961,484

Total assets	$59,793,491	$27,151,644	$71,872,466	$9,791,026	$14,721,073	$183,329,700

Note
(1)	Operated by Capital Award, Inc. and Jiangmen City A Power Fishery Development Co. Ltd.
(2)	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co. Ltd.
(3)	Operated by Qinghai Sanjiang A Power Agriculture Co. Ltd, A Power Agro Agriculture Development (Macau)Limited and Hunan Shenghua A Power Agriculture Co., Limited.
(4)	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Ltd and Macau Meiji Limited.
(5)	Operated by Sino Agro Food, Inc.

	2012
						Discontinued
	Continuing operations					operations
			Organic
	Fishery		Fertilizer and	Cattle Farm	Corporate	Dairy
	Development	HU Plantation	Bread Grass	Development	and	Production
	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Division (6)	Total

Revenue	$86,346,475	$11,878,599	$23,350,564	$17,038,001	$-	$-	$138,613,639

Net income (loss)	$39,150,568	$6,245,281	$3,875,609	$9,058,822	$(784,448)	$-	$57,545,832

Total assets	$79,222,788	$36,792,718	$96,282,055	$28,265,035	$2,536,382	$-	$243,098,978

	2011					Discontinued
	Continuing operations					operations
	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Dairy Production Division (6)	Total

Revenue	$26,422,125	$6,113,155	$15,184,702	$4,159,921	$-	$-	$51,879,903

Net income (loss)	$10,876,752	2,950,339	$3,262,178	$1,466,290	$(2,864,527)	$10,203,951	$25,894,983

Total assets	$37,030,261	$27,672,083	$54,353,901	$7,152,129	$25,632,504	$-	$151,840,878

Notes

(1)	Operated by Capital Award, Inc. and Jiangmen City A Power Fishery Development Co. Ltd.
(2)	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co. Ltd.
(3)	Operated by Qinghai Sanjiang A Power Agriculture Co. Ltd, A Power Agro Agriculture Development (Macau) Limited and Hunan Shenghua A Power Agriculture Co., Limited.
(4)	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Ltd and Macau Meiji Limited.
(5)	Operated by Sino Agro Food, Inc.
(6)	Operated by Hang Yu Tai Investment Ltd and ZhongSingNongMu Ltd (Discontinued operation).